Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Basis of Preparation

Basis of Preparation

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). The Board of Directors authorized the consolidated financial statements for issuance on March 27, 2026.

The consolidated financial statements have been prepared on a historical cost basis, except for investments in OPay (see Note 11) and certain stablecoins (see Note 15), which are measured at fair value. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using a valuation technique. In determining the fair value of an asset or a liability, Opera considers the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Except for the general accounting policies described below, Opera’s material accounting policies are described in the respective notes to the consolidated financial statements.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements comprise the financial statements of Opera Limited and entities it controls. Control exists when Opera is exposed, or has rights, to variable returns from its involvement with an investee and has the ability to affect those returns through its power over the investee. Control is generally presumed when Opera holds a majority of voting rights.

Aggregation of Income, Expenses, Assets, Liabilities and Cash Flows

Aggregation of Income, Expenses, Assets, Liabilities and Cash Flows

Individually immaterial items of income, expenses, assets, liabilities and cash flows are aggregated and presented in the primary financial statements within line items using the label “other,” such as “other operating expenses.” These aggregated line items may include items of dissimilar characteristics and are disaggregated in the notes to the consolidated financial statements when material.

Foreign Currencies

Foreign Currencies

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in U.S. dollars, which is the functional currency of the Parent. All amounts presented and disclosed in the consolidated financial statements are rounded off to the nearest thousand except when otherwise indicated. Rounding differences may occur.

Foreign Currency Transactions

Foreign currency transactions are recognized at their respective functional currency spot rate at the date the transaction first qualifies for initial recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency exchange rate at the reporting date. Gains or losses arising from settlement or translation of monetary items are recognized in the Statement of Operations as “Foreign exchange gain (loss).” Non-monetary items measured at historical cost are translated at the exchange rate at the date of the transaction.

Translation of Foreign Operations

The assets and liabilities of entities within the Group with functional currencies other than the U.S. dollar are translated into U.S. dollars using the currency exchange rate at the reporting date. Income and expenses are translated at average currency exchange rates for the period. The overall impact of translating assets, liabilities, income, and expenses into U.S. dollars is recognized in the Statement of Comprehensive Income as “Exchange differences on translation of foreign operations.”

Hyperinflation

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, will be restated for the changes in the general purchasing power of the local currency, using a general price index at the end of the reporting period, before translation into U.S. dollars and, as a result, will be stated in terms of the measuring unit current at the end of the reporting period. Several factors are considered when evaluating whether an economy is hyperinflationary, including the cumulative three-year inflation rate, and the degree to which the population’s behaviors and government policies are consistent with such a condition. Nigeria has experienced elevated inflation in recent years. According to the World Economic Outlook report published in October 2025, three-year cumulative inflation was expected to reach 80% by the end of 2025, with projections of 65% by the end of 2026 and 66% by the end of 2027. In January 2025, Nigeria rebased its inflation index, and comparable three-year cumulative local data is therefore not available. Post-rebasing data published by the Central Bank of Nigeria and the National Bureau of Statistics did not provide sufficient evidence to conclude that the economy was hyperinflationary. Other indicators of hyperinflation were also assessed and considered inconclusive. Based on this assessment and the expectation that ongoing fiscal and economic measures will moderate inflation, management concluded that the Nigerian economy was not hyperinflationary in 2025.

Accounting Judgments and Estimation Uncertainty

Accounting Judgments and Estimation Uncertainty

The preparation of the consolidated financial statements requires management to exercise judgment and to make estimates and assumptions that affect the application of accounting policies and the reported amounts of income, expenses, assets and liabilities, as well as the accompanying disclosures. Estimates and underlying assumptions are based on historical experience and other factors considered relevant under the circumstances and are reviewed on an ongoing basis. Actual results may differ from these estimates. Changes in estimates are recognized prospectively in the period of change and, if applicable, in future periods.

The areas involving significant judgment or estimation uncertainty, and which could result in material adjustments to the carrying amounts of assets or liabilities in future periods, include:

•
Classification and fair value measurement of the investment in OPay (see Note 11).
•
Determining whether product development activities meet the criteria for capitalization (see Note 4).
•
Assessment of whether the Nigerian economy was hyperinflationary (see above).

New and Amended Accounting Standards

New and Amended Accounting Standards

The accounting policies applied in the preparation of these consolidated financial statements are consistent with those used in the consolidated financial statements for the year ended December 31, 2024. Amendment to IFRS Accounting Standards effective from January 1, 2025 did not have a material impact on the consolidated financial statements. Opera has early adopted the amendments to IFRS 10 and IAS 28 related to the sale or contribution of assets between an investor and its associate or joint venture, but these amendments did not have any impact on these consolidated financial statements.

New and Amended Accounting Standards Not Yet Effective

IFRS 18 Presentation and Disclosure in Financial Statements will replace IAS 1 Presentation of Financial Statements from the annual reporting period beginning on January 1, 2027. IFRS 18 introduces new requirements for the presentation and disclosure of financial performance, with the objective of improving comparability, transparency and usefulness.

While IFRS 18 will not impact the recognition or measurement of items in the consolidated financial statements and thus will have no impact on Opera’s net income, the new requirements for grouping items of income and expenses into the new operating, investing and financing categories will impact how operating profit is calculated and reported. In particular, foreign exchange gains and losses will be presented in the same operating, investing or financing category as the items of income and expenses that gave rise to the foreign exchange differences.

IFRS 18 also requires entities to present the primary statements in a way that provides the most useful structured summary, which in the operating category of the income statement may include a combination of classification of expenses by function and by nature. Opera expects to introduce a “cost of revenue” line item, which will aggregate expenses directly related to the provision of goods or services, including technology and platform fees, content cost, and cost of inventory sold. Other operating expenses are expected to continue to be presented by nature.

Interest income on cash deposits and other income and expenses from assets that generate returns individually and largely independently of Opera’s other resources will be presented within the investing category, while interest expense on lease liabilities will be presented within the financing category. These items are all currently included in finance income and finance expense.

IFRS 18 also introduces new disclosure requirements for management-defined performance measures. In addition, the starting point for the operating section of the Statement of Cash Flows will change from profit before tax to operating profit. In the first year of adoption, Opera will present reconciliations between amounts previously reported under IAS 1 and those presented under IFRS 18.

Other new or amended accounting standards issued but not yet effective are not expected to have a material impact when adopted.